Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – High Yield Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,937	$ 14,889	$ 13,270	$ 14,835	$ 14,131	$ 13,247	$ 11,323	$ 11,777	$ 11,055	$ 9,885	$ 10,000
Columbia Variable Portfolio – High Yield Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,536	14,536	12,994	14,563	13,898	13,074	11,220	11,687	11,008	9,859	10,000
Columbia Variable Portfolio – High Yield Bond Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 15,749	14,726	13,139	14,714	14,032	13,169	11,283	11,753	11,045	9,886	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Account Value	$ 16,384	$ 15,164	$ 13,371	$ 15,040	$ 14,286	$ 13,464	$ 11,770	$ 12,042	$ 11,204	$ 9,548	$ 10,000